Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR SSGA Ultra Short Term Bond ETF
(the “Fund”)
Supplement dated May 21, 2021 to the Prospectus and Summary Prospectus, each dated October 31, 2020, as may be supplemented from time to time
Effective June 21, 2021 (the “Effective Date”), the Fund’s investment objective and principal strategy will
change. Accordingly
, as of the Effect
ive Date:

1)	The section entitled “INVESTMENT OBJECTIVE” page 1 of the Prospectus and Summary Prospectus is replaced in its entirety with the following:
The SPDR SSGA Ultra Short Term Bond ETF (the “Fund”) seeks to maximize current income consistent with preservation of capital and daily liquidity.

2)	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 62 of the Prospectus and page 2 of the Summary Prospectus is replaced in its entirety with the following:
SSGA
Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Investment-grade fixed income securities are instruments that are rated at the time of purchase

BBB-

or higher by Standard & Poor’s Financial Services LLC and/or Fitch Inc., or Baa3 or higher by Moody’s Investors Service, Inc., or, if unrated, determined by the management team to be of equivalent quality. The Fund invests in fixed and floating rate securities of varying maturities, such as corporate obligations (including bonds, commercial paper of U.S. and foreign entities, master notes, and medium term notes); government bonds (including U.S. Treasury Bills, notes, and bonds); agency securities; privately-issued securities; asset-backed and mortgage-backed securities; money market instruments (including U.S. and foreign bank time deposits, certificates of deposit, and banker acceptances) and other investment companies. The Fund may invest up to 10% of the Fund’s net assets in high yield securities (commonly known as “junk bonds”). The Fund may also invest in exchange traded products (“ETPs”). ETPs include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”) and exchange traded notes (“ETNs”). In addition, the Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.
Under normal circumstances, the effective duration of the Fund is expected to be one year or less. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates. In addition, under normal circumstances the Fund expects to maintain a weighted average maturity that is two and a half years or less. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life will be used for calculation purposes. The Adviser buys and sells securities for the Fund based on its analysis of credit quality and overall portfolio duration. The Adviser may also use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. As of
July 31, 2020, a significant portion of the Fund comprised securities of companies in the financial and industrial sectors, although this may change from time to time. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

3)	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 63 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risks as principal risks of the Fund.
Below Investment-Grade Securities Risk:
Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Derivatives Risk:
Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

SPDR SSGA Ultra Short Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR SSGA Ultra Short Term Bond ETF
(the “Fund”)
Supplement dated May 21, 2021 to the Prospectus and Summary Prospectus, each dated October 31, 2020, as may be supplemented from time to time
Effective June 21, 2021 (the “Effective Date”), the Fund’s investment objective and principal strategy will
change. Accordingly
, as of the Effect
ive Date:

1)	The section entitled “INVESTMENT OBJECTIVE” page 1 of the Prospectus and Summary Prospectus is replaced in its entirety with the following:
The SPDR SSGA Ultra Short Term Bond ETF (the “Fund”) seeks to maximize current income consistent with preservation of capital and daily liquidity.

2)	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 62 of the Prospectus and page 2 of the Summary Prospectus is replaced in its entirety with the following:
SSGA
Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Investment-grade fixed income securities are instruments that are rated at the time of purchase

BBB-

or higher by Standard & Poor’s Financial Services LLC and/or Fitch Inc., or Baa3 or higher by Moody’s Investors Service, Inc., or, if unrated, determined by the management team to be of equivalent quality. The Fund invests in fixed and floating rate securities of varying maturities, such as corporate obligations (including bonds, commercial paper of U.S. and foreign entities, master notes, and medium term notes); government bonds (including U.S. Treasury Bills, notes, and bonds); agency securities; privately-issued securities; asset-backed and mortgage-backed securities; money market instruments (including U.S. and foreign bank time deposits, certificates of deposit, and banker acceptances) and other investment companies. The Fund may invest up to 10% of the Fund’s net assets in high yield securities (commonly known as “junk bonds”). The Fund may also invest in exchange traded products (“ETPs”). ETPs include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”) and exchange traded notes (“ETNs”). In addition, the Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.
Under normal circumstances, the effective duration of the Fund is expected to be one year or less. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates. In addition, under normal circumstances the Fund expects to maintain a weighted average maturity that is two and a half years or less. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life will be used for calculation purposes. The Adviser buys and sells securities for the Fund based on its analysis of credit quality and overall portfolio duration. The Adviser may also use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. As of
July 31, 2020, a significant portion of the Fund comprised securities of companies in the financial and industrial sectors, although this may change from time to time. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

3)	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 63 of the Prospectus and page 2 of the Summary Prospectus is updated to add the following risks as principal risks of the Fund.
Below Investment-Grade Securities Risk:
Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Derivatives Risk:
Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.